Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expense by nature
Impairment of withholding tax receivables	$ 47,992	$ 52,334	$ 61,810
Key management compensation	25,204	27,083	35,437
Share-based payment expense	13,370	13,265	11,780
Business combination transaction costs	2,432	20,851	15,779
Impairment of Goodwill		121,596
Net (gain)/loss on disposal of property, plant and equipment	(3,806)	3,382	(2,499)
Other	19,017	4,873	15,752
Administrative expense
Expense by nature
Staff costs	156,602	132,399	101,567
Professional fees	61,094	38,964	49,685
Impairment of withholding tax receivables	47,992	52,334	61,810
Facilities, short term rental and upkeep	43,616	34,203	23,210
Key management compensation	18,508	21,703	25,642
Travel costs	14,124	15,535	8,654
Share-based payment expense	13,370	13,265	11,780
Depreciation	11,314	9,995	13,917
Amortization	5,765	5,280	4,115
Business combination transaction costs	2,432	20,851	15,779
Impairment of Goodwill		121,596
Operating taxes	(1,005)	963	1,561
Net (gain)/loss on disposal of property, plant and equipment	(3,806)	3,382	(2,499)
Other	34,777	30,705	21,290
Total	$ 404,783	$ 501,175	$ 336,511